Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries (Collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances between the Company and its subsidiary have been eliminated upon consolidation.

Going Concern

Going Concern

The Company incurred a net loss of US$8,004,730 for the year ended March 31, 2026 (year ended March 31, 2025: net income of US$1,275,882), used net cash of US$3,813,420  in operating activities (year ended March 31, 2025: net cash generated of US$3,391,813), and had cash at banks of US$315,721 as of March 31, 2026 (March 31, 2025: US$2,365,532). These conditions could raise substantial doubt about the Company’s ability to continue as a going concern within twelve months from the date these consolidated financial statements are available to be issued.

In evaluating these conditions, management notes that the net loss was principally attributable to a one-time, non-cash share-based payment of US$7,813,520 recognized in connection with the settlement of consultancy arrangements (Note 14); excluding this non-cash charge, the Company’s profit before income taxes for the year would have been approximately US$21,808.  The increase in net cash used in operating activities was principally driven by growth in contract assets and accounts receivable consistent with the increase in the Company’s backlog from approximately US$14,875,233 to US$31,406,604  during the year, and by the discretionary repayment of US$1,975,616  to directors during the year. The Company completed its initial public offering in July 2025, raising gross proceeds of US$6,900,000.

Risk and Uncertainty

Risk and Uncertainty

Significant Risks

Currency Risk

The Company’s operating activities are transacted in HKD. Foreign exchange risk arises from future commercial transactions, and recognized assets and liabilities. The Company considers the foreign exchange risk in relation to transactions denominated in HKD with respect to USD is not significant as HKD is pegged to USD.

Concentration Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash at banks, accounts receivable and contract assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash at banks with financial institutions located in Hong Kong. As of March 31, 2026 and 2025, USD 315,721 and USD 2,365,532 were deposited with financial institutions located in Hong Kong. With effect from October 1, 2024, the Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank up to USD 102,564 (HKD800,000). Otherwise, these balances are not covered by insurance. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

As of March 31, 2026 and 2025, all of the Company’s assets were located in Hong Kong and all of the Company’s revenue were derived from its subsidiaries located in Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.

During the year ended March 31, 2026, there were three customers (2025: four customers) (2024: three customers) generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the year ended March 31,
	2026	2025	2024
Customer A	48.2%	* %	-%
Customer B	22.0%	* %	* %
Customer C	19.9%	12.4%	61.1%
Customer D	*%	30.1%	21.8%
Customer E	*%	21.1%	10.4%
Customer F	-%	35.8%	-%

*	Comprised less than 10% of revenue for the respective period.

As of March 31, 2026 and 2025, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2026	2025
Customer A	30.9%	16.0%
Customer B	26.1%	-%
Customer C	24.5%	-%
Customer D	18.5%	-%
Customer E	-%	42.6%
Customer F	-%	41.4%

During the year ended March 31, 2026, there was nil  supplier (2025: one supplier) (2024: nil supplier) accounted for over 10% of the total cost of revenue for that year.

	For the year ended March 31,
	2026	2025	2024
Supplier B	-%	31.3%	-%

As of March 31, 2026 and 2025, no supplier individually accounted for 10% or more of consolidated accounts payable, respectively.

Credit Risk

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposits, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 30 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Labor price risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although we have not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. We have experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount. We compete with other companies in our industry and other labor-intensive industries for labor, and we may not be able to offer competitive remuneration and benefits compared to them. If we are unable to manage and control our labor costs, our business, financial condition and results of operations may be materially and adversely affected.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Management periodically evaluates estimates used in the preparation of the consolidated financial statements for continued reasonableness. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation. It is reasonably possible that changes may occur in the near term that would affect management’s estimates with respect to the percentage of completion method, allowance for credit losses and contract assets. Revisions in estimated revenue from contracts are made in the year in which circumstances requiring the revision become probable.

Balance Sheet Classifications

The Company includes in current assets and liabilities the following amounts that are in connection with construction contracts that may extend beyond one year: contract assets and contract liabilities (including retainage invoiced to customers contingent upon anything other than the passage of time), capitalized costs to fulfill contracts retainage payable to sub-contractors and accrued losses on uncompleted contracts. A one-year time period is used to classify all other current assets and liabilities when not otherwise prescribed by the applicable accounting principles.

Contract assets, and Contingent Retainage

Contract assets include billed and unbilled amounts for services provided to customers for which the Company has an unconditional right to payment. Billed and unbilled amounts for which payment is contingent on anything other than the passage of time are included in contract assets and contract liabilities on a contract-by-contract basis.

When payment of the retainage is contingent upon the Company fulfilling its obligations under the contract it does not meet the criteria to be included in contracts receivable and remains in the contract’s respective contract asset or contract liability, determined on a contract-by-contract basis. Retainage for which the Company has an unconditional right to payment that is only subject to the passage of time are included in contracts receivable.

The Company provides an allowance for credit losses, which is based upon a review of outstanding receivables, historical collection information and existing economic conditions.

Contract Estimates Including Variable Consideration

Accounting for long-term contracts with customers involves the use of various techniques to estimate total transaction price, total estimated costs at completion, and progress toward satisfaction of performance obligations which are used to recognize revenue earned. Unforeseen events and circumstances can alter the estimate of the costs associated with a particular contract. Total estimated costs at completion, can be impacted by changes in productivity, scheduling, the unit cost of labor, subcontracts, materials, and equipment. Additionally, external factors such as weather, customer needs, customer delays in providing permits and approvals, labor availability, governmental regulation and politics may affect the progress of a project’s completion, and thus the timing and amount of revenue recognition.

To the extent that original cost estimates are modified, estimated costs to complete increase, delivery schedules are delayed, or progress under a contract is otherwise impeded, cash flow, revenue recognition, and profitability from a particular contract may be adversely affected.

The nature of the Company’s contracts gives rise to several types of variable consideration, including unpriced change orders and claims; and liquidated damages and penalties that can either increase or decrease the transaction price. Transaction price for contracts is required to include evaluation of variable consideration to which the Company has an enforceable right to have not agreed to the price.

The Company considers claims to be contract modifications for which the Company has sought, or will seek, to collect from customers, or others, for customer-caused changes in contract specifications or design, or other customer-related causes of unanticipated additional contract costs on which there is no contractual agreement with the customer for changes in either the scope or price of the contract. Claims can also be caused by non-customer-caused changes, such as weather delays, work stoppages or other unanticipated events. Costs associated with contract modifications are included in the estimated costs to complete the contracts and are treated as project costs when incurred. In most instances, contract modifications are for goods or services that are not distinct and, therefore, are accounted for as part of the existing contract. In those instances, the effect of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in the transaction price are not resolved in the Company’s favor, or to the extent other contract provisions reflected in the transaction price are not earned, there could be reductions in or reversals of previously recognized revenue.

As a significant change in one or more of these estimates could affect the revenue and profitability of the Company’s long-term construction contracts, the Company reviews and updates contract-related estimates regularly. The Company recognizes adjustments in estimated revenue on contracts on a cumulative catch-up basis. Under this method, the cumulative impact of the revenue adjustment is recognized in the period the adjustment is identified. Revenue in future periods of contract performance is recognized using the adjusted estimate. If at any time the contract estimates indicate an anticipated loss on a contract, the projected loss is recognized in full, including the reversal of any previously recognized profit, in the period it is identified and recognized as an accrued loss on uncompleted contracts on the consolidated balance sheet. No adjustments resulting from revisions to estimates on any individual contract was material to the financial statements for the years ended March 31, 2026, 2025 or 2024.

Revenue Recognition from Provision of Construction Services

The Company recognizes contract revenue and profit of construction services according to the management’s estimation of the total outcome of the project as well as the progress towards complete satisfaction of a performance obligation measured based on input method. The recognition of contract revenue therefore relies on the management’s estimation of the progress and outcome of the project, which involves the exercise of significant management estimation, particularly in estimating the budgeted contract costs, which are prepared by the management of the Company on the basis of agreements, quotations or other correspondences from time to time provided by the subcontractors, suppliers or vendors involved and the experience of the management. In order to keep the budget accurate and up-to-date, the management of the Company conducts periodic reviews of the budgets of service contracts by comparing the budgeted amounts to the actual amounts incurred. Construction revenue and contract assets are estimated by using the percentage of completion method, which is calculated based on the costs incurred on each construction contract at the end of the respective accounting period divided by the estimated total costs for the contract and then multiplied by the estimated construction revenue expected to be earned. Notwithstanding that management reviews and revises the estimates of both contract revenue and costs for the construction services as the contract progresses, the actual outcome of the contract in terms of its total revenue and costs may be higher or lower than the estimates and this will affect the revenue and profit recognized.

The Company considers both the terms of the contracts entered into with its customers and its customary business practices to determine the transaction prices for each of its construction projects. The Company determines the transaction price as the amount of consideration to which it expects to be entitled in exchange for transferring promised services to the customer. When estimating transaction prices for construction projects in progress, the Company recognises that the amounts of consideration would vary because of price discounts and rebates, which are usually finalised and agreed with the customers during the final certification stage of the projects. Although such variability relating to the consideration promised by the customers are not explicitly stated in the contracts, the Company considers that the customers have valid expectations arising from customary business practices that the price concessions would be given to the customers at the end of the construction projects. Hence the estimates of variable consideration are typically constrained to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Expected Credit Loss Allowance

The measurement of the expected credit loss allowance for financial assets measured at amortized cost is an area that requires the use of significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses). A number of significant judgements are also required in applying the accounting requirements for measuring expected credit loss, such as considering debtors’ credit risk characteristics, historical settlement record, the days past due and forward-looking information.

Foreign currency translation and transaction and Convenience translation

Foreign currency translation and transaction and Convenience translation

The Company’s reporting currency is the United States dollars (“USD”). The Company’s operations are principally conducted in Hong Kong where Hong Kong dollars (“HKD”) is the functional currency.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive income.

The exchanges rates used for translation from HK$ to USD was 7.8, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both financial years2026,  2025 and 2024.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, deposits, accounts payable and finance lease liabilities.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.

Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash at banks, accounts receivable, contract assets, deposits, accounts payable, finance lease liabilities and accrued expenses approximate the fair value of the respective assets and liabilities as of March 31, 2026 and 2025 due to their short-term nature.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2026 and 2025.

Cash at banks

Cash at banks

Cash at banks consist of cash held in banks. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government up to HKD800,000 with effect from October 1, 2024. Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represents an unconditional right to consideration arising from our performance under contracts with customers which include retainage amount that is conditional only on the passage of time. The Company grant credit to customers, without collateral, under normal payment terms (typically 30 days after invoicing). Generally, invoicing occurs within 30 days after the related works are performed. The carrying value of such receivable, net of the expected credit loss and allowance for doubtful accounts, represents its estimated realizable value. The Company expects to collect the outstanding balance of current accounts receivable, net within the next 12 months. The Company has elected to use probability of default and loss given default methods to estimate allowance for credit loss.

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

Effective April 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for accounts receivable and contract assets. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public Offering (“IPO”) of the Company’s ordinary shares. Such costs were deferred until the closing of the offering, at which time the deferred offering costs are offset against the offering proceeds. Upon completion of the IPO during the year ended March 31, 2026, deferred offering costs of US$463,529 carried forward from the prior year, together with offering costs incurred during the year, were charged against additional paid-in capital, and no deferred offering costs remained as of March 31, 2026.

Inventory	Inventory The Company does not keep any inventory. Generally, the Company orders materials based on each project’s progress and the materials are delivered to the worksites by the suppliers.
Equipment, net

Equipment, net

Equipment is stated at cost less accumulated depreciation and any impairment losses. Cost represents the purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Depreciation is computed using the straight-line method to write off the cost of the assets over their estimated useful lives of five years, being an annual rate of 20%, for all classes of equipment. Depreciation is charged from the date on which the asset is available for use. Maintenance and repairs are charged to expense as incurred; the cost and related accumulated depreciation of assets disposed of are removed from the accounts and any resulting gain or loss is recognized in the consolidated statements of operations.

Prepayments

Prepayments

Prepayments represent amounts paid in advance for services not yet received or consumed, principally professional and consultancy service fees prepaid under multi-year service agreements. Such prepayments are amortized to the consolidated statements of operations on a straight-line basis over the relevant service period. The portion expected to be utilized within twelve months of the balance sheet date is classified as current; the remainder is classified as non-current. The carrying amount is assessed for recoverability whenever events or circumstances indicate that the prepaid services may not be received.

Leases

Leases

On April 1, 2020, the Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB, using the modified retrospective transition method and elected the transition option to use an effective date of April 1, 2020 as the date of initial application. The adoption of Topic 842 resulted in the presentation of right-of-use assets — finance lease and finance lease liabilities on the consolidated balance sheet.

The Company has elected the package of practical expedients permitted which allows the Company not to reassess the following at adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space and machinery, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease.

A lease is classified as a finance lease when the lease meets any of the following criteria at lease commencement:

(a)	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

(b)	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

(c)	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

(d)	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

(e)	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Finance leases are included in right-of-use (“ROU”) assets — finance lease, finance lease liabilities, current, and finance lease liabilities, non-current in the Company’s consolidated balance sheets.

ROU assets — finance lease represent the Company’s right to use an underlying asset for the lease term and finance lease liabilities represent its obligation to make lease payments arising from the lease. The ROU assets — finance lease and finance lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

At the commencement date, the cost of the ROU assets — finance lease shall consist of all of the following:

(a)	The amount of the initial measurement of the lease liability

(b)	Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received

(c)	Any initial direct costs incurred by the lessee.

The Company uses the implicit rate based on the terms of the leases in determining the present value of lease payments. The ROU assets — finance lease also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets — finance lease and finance lease liabilities when it is reasonably certain that the Company will exercise that option.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset — operating lease on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the impairment of its long-lived assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended March 31, 2026, 2025 and 2024.

Revenue Recognition

Revenue Recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue based on the consideration specified in the applicable agreement.

The Company perform a majority of wet trade works under master construction agreements and other contracts that contain customer-specified construction requirements. These agreements include discrete pricing for individual tasks. A contractual agreement exists when each party involved approves and commits to the agreement, the rights of the parties and payment terms are identified, the agreement has commercial substance, and collectability of consideration is probable. Construction services are performed for the sole benefit of our customers, whereby the assets being created or maintained are controlled by the customer and the services we perform do not have alternative benefits for us. Contract revenue is recognized as our obligations are satisfied over time consistent with our services are performed and customers simultaneously receive and consume the benefits the Company provide.

The Company recognizes contract revenue over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer in accordance with ASC Topic 606, Revenue from Contracts with Customers. Upon adoption of ASC Topic 606, contracts which include construction services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services. The Company has not bundled any goods or services that are not considered distinct.

The Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontracting charges, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. In situations where the estimated costs to perform exceeds the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.

The typical contract length of the Company entered ranges from 12 months to 24 months.

Contracted but not yet recognized revenue was approximately USD 31,406,604  and USD 14,875,233 as of March 31, 2026 and 2025, respectively.

The nature of the Company’s contracts gives rise to several types of variable consideration, including unpriced change orders and claims; and liquidated damages and penalties. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration using the expected value (i.e., the sum of a probability-weighted amount) or the most likely amount method, whichever is expected to better predict the amount. Factors considered in determining whether revenue associated with claims (including change orders in dispute and unapproved change orders in regard to both scope and price) should be recognized include the following: (a) the contract or other evidence provides a legal basis for the claim, (b) additional costs were caused by circumstances that were unforeseen at the contract date and not the result of deficiencies in the company’s performance, (c) claim-related costs are identifiable and considered reasonable in view of the work performed, and (d) evidence supporting the claim is objective and verifiable. If the requirements for recognizing revenue for claims or unapproved change orders are met, revenue is recorded only when the costs associated with the claims or unapproved change orders have been incurred.

The Company generally provides limited warranties for work performed under its construction contracts. The warranty periods typically extend for a limited duration following substantial completion of the Company’s work on the project. Historically, warranty claims have not resulted in material costs incurred for which the Company was not compensated for by the customer.

There were no material amounts of unapproved change orders or claims recognized during the years ended March 31, 2026, 2025 and 2024.

Contract Assets

Contract Assets

Contract assets included two parts: revenue recognized in excess of amounts billed, and retainage. Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Contract assets were assessed for impairment in accordance with ASC 326.

Contract assets are reported in a net position on a contract-by-contract basis at the end of each reporting period.

Cost of Revenue

Cost of Revenue

The Company’s cost of revenue is primarily comprised of the material costs, subcontracting costs, direct labor costs and overhead costs that are directly attributable to services provided.

General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of administrative staff cost, motor vehicle expenses, office supplies, legal and professional fees, change of expected credit loss allowance and other miscellaneous administrative expenses.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The cost of equity-classified awards is measured at the grant-date fair value of the equity instruments issued and is recognized as an expense over the period in which the related goods or services are received. Where the awards are fully vested and the related services have been rendered, the entire grant-date fair value is recognized at the grant date. See Note 14.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

We believe there were no uncertain tax positions as of March 31, 2026, 2025 and 2024. We do not expect that our assessment regarding unrecognized tax positions will materially change over the next 12 months. We are not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Earnings (loss) Per Share

Earnings (loss) Per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Recently Accounting Pronouncements

Recently Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Income Taxes

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires enhanced disclosures surrounding income taxes, particularly related to rate reconciliation and income taxes paid information. In particular, on an annual basis, companies will be required to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold.

Companies will also be required to disclose, on an annual basis, the amount of income taxes paid, disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions above a quantitative threshold. The standard is effective for the Company, as an EGC electing the extended transition period, for annual periods beginning after December 15, 2025 on a prospective basis, with retrospective application permitted for all prior periods presented. Early adoption is permitted. The Company is currently evaluating the impact of this guidance and does not expect to have a material impact on the consolidated financial statements other than additional disclosure.

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires enhanced disclosures surrounding reportable segments, particularly (i) significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included in the reported measure(s) of a segment’s profit and loss and (ii) other segment items that reconcile segment revenue and significant expenses to the reported measure(s) of a segment’s profit and loss, both on an annual and interim basis. Companies are also required to provide all annual disclosures currently required under Topic 280 in interim periods, in addition to disclosing the title and position of the CODM and how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and allocating resources. The Company adopted ASU 2023-07 for the year ended March 31, 2026, applied retrospectively to all periods presented; see Note 18.

Expense Disaggregation Disclosures

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This guidance requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. While permitted, the Company does not plan to early adopt this guidance. The guidance may be applied either prospectively or retrospectively. The adoption of this ASU will not have a material impact on our Consolidated Financial Statements as the guidance relates only to disclosure.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.